FINANCIAL STATEMENTS SCHEDULE I (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

(AMOUNT IN THOUSANDS, EXCEPT SHARE AND SHARE RELATED DATA)

	2020	2021
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	21,213	7,861	1,234
Amounts due from subsidiaries and VIEs	167,887	173,310	27,196
Prepaid and other current assets	855	2,838	445
Total current assets	189,955	184,009	28,875
Investments in subsidiaries and VIEs	(652,193)	(155,566)	(24,412)
Total assets	(462,238)	28,443	4,463
Liabilities
Current Liabilities
Accrued expenses and other current liabilities	2,385	579	91
Total liabilities	2,385	579	91
Equity
Ordinary shares	—	—	—
Additional paid-in capital	815,042	840,580	131,905
Accumulated deficit	(1,266,848)	(794,762)	(124,716)
Accumulated other comprehensive loss	(12,817)	(17,954)	(2,817)
Total deficit	(464,623)	27,864	4,372
Total liabilities and deficit	(462,238)	28,443	4,463

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF

COMPREHENSIVE INCOME

(AMOUNT IN THOUSANDS, EXCEPT SHARE AND SHARE RELATED DATA)

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Operating cost and expenses:
General and administrative	(2,886)	(6,740)	(6,979)	(1,095)
Total operating cost and expenses	(2,886)	(6,740)	(6,979)	(1,095)
Loss from operations	(2,886)	(6,740)	(6,979)	(1,095)
Interest income (expense)	4,910	7,701	(1)	—
Other income (loss) , net	1	(67,169)	(154)	(24)
Income before taxes and income from equity in subsidiaries and VIEs	2,025	(66,208)	(7,134)	(1,119)
Income tax expense	—	—	—	—
Equity in earnings of subsidiaries and VIEs	525,722	319,091	479,220	75,200
Net income	527,747	252,883	472,086	74,081
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	469	(13,286)	(5,137)	(806)
Other comprehensive income (loss)	469	(13,286)	(5,137)	(806)
Comprehensive income	528,216	239,597	466,949	73,275

CONSOLIDATED STATEMENTS OF COMPANY CASH FLOW STATEMENTS

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONSOLIDATED STATEMENTS OF COMPANY CASH FLOW STATEMENTS

(AMOUNT IN THOUSANDS, EXCEPT FOR SHARE AND PER SHARE DATA

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Cash flows from operating activities
Net income	527,747	252,883	472,086	74,081
Adjustments to reconcile net income to net cash used in operating activities:
Share of results of subsidiaries and VIEs	(525,722)	(319,091)	(479,220)	(75,200)
Depreciation and amortization	2,020	2,675	2,597	408
Impairment of short-term investment	—	67,169	—	0
Changes in operating assets and liabilities:
Amounts due from a related party	(4,938)	—	—	—
Amounts due from subsidiaries and VIEs	(44,695)	(35,702)	(5,994)	(941)
Prepaid and other current assets	(3,137)	(2,413)	18	3
Accrued expenses and other current liabilities	5,933	(3,548)	(1,804)	(283)
Net cash used in operating activities	(42,792)	(38,027)	(12,317)	(1,932)
Cash flows from investing activities
Loan to a related party	(119,924)	—	—	—
Purchase of short-term investment	(71,477)	—	—	—
Cash collected from loan to related parties	—	37,372	—	—
Net cash (used in) provided by investing activities	(191,401)	37,372	—	—
Cash flows from financing activities
Net proceeds from issuance of ordinary shares	255,928	—	—	—
Proceeds from exercise of options	—	6,982	3,296	517
Net cash provided by financing activities	255,928	6,982	3,296	517
Effect of foreign exchange rate changes on cash and cash equivalents	5,488	(12,337)	(4,331)	(680)
Net increase (decrease) in cash and cash equivalents	27,223	(6,010)	(13,352)	(2,095)
Cash and cash equivalents at beginning of year	—	27,223	21,213	3,329
Cash and cash equivalents at end of the year	27,223	21,213	7,861	1,234